Equity - Unrealised gains (losses) from financial assets measured at fair value through other comprehensive income (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Equity [abstract]
Balance at January 1	$ (55,084)
Equity instruments	(98,350)	(9,046)
Balance at September 30	$ (153,434)	$ (9,046)